Related Party Disclosures - Summary of Transactions Between Related Parties Amount (Details) - Other related parties - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Purchases of various goods and services from entities controlled by ATHOS KG	€ 0.9	€ 2.3	€ 2.1
Purchases of property and other assets from entities controlled by ATHOS KG	0.0	2.3	0.0
Total	€ 0.9	€ 4.6	€ 2.1